Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure
Schedule II—Valuation and Qualifying Accounts
The table below presents valuation and qualifying accounts for continuing operations.

(Dollars in Millions)		Additions
Descriptions	Balance at Beginning Period	Charged to Costs and Expenses	Charged to Other Accounts		Deductions		Balance at End of Period
Year ended December 31, 2017:
Deducted from accounts and notes receivable:
Allowance for doubtful accounts	$14	$—	$—		$(2	) (a)	$12
Reserve for losses on uncompleted contracts	$63	$4	$—		$(52)		$15
Reserve for potentially disallowable costs incurred under government contracts	$64	$1	$—		$(14)		$51
Year ended December 31, 2016:
Deducted from accounts and notes receivable:
Allowance for doubtful accounts	$17	$(2)	$—		$(1	) (a)	$14
Reserve for losses on uncompleted contracts	$60	$331	$—		$(328)		$63
Reserve for potentially disallowable costs incurred under government contracts	$50	$10	$6	(b)	$(2)		$64
Year ended December 31, 2015:
Deducted from accounts and notes receivable:
Allowance for doubtful accounts	$19	$2	$—		$(4	) (a)	$17
Reserve for losses on uncompleted contracts	$159	$69	$—		$(168)		$60
Reserve for potentially disallowable costs incurred under government contracts	$74	$—	$3	(b)	$(27)		$50

(a)	Receivable write-offs, net of recoveries, and reclassifications.

(b)	Reserves have been recorded as reductions of revenues, net of reserves no longer required.